RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Revenues earned by AB from providing these services were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Investment management and services fees	$1,453	$1,645	$1,368
Distribution revenues	591	637	516
Other revenues - shareholder servicing fees	79	86	79
Other revenues - other	8	8	8
Total	$2,131	$2,376	$1,971
The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds (1)	$708	$840	$724
Total	$708	$840	$724
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(1)For years ended 2021 and 2020, amounts included fees received from Other AXA Trusts of $4 million.